Loan Receivables, Net	12 Months Ended
Mar. 31, 2026
Loan Receivables, Net [Abstract]
LOAN RECEIVABLES, NET

13. LOAN RECEIVABLES, NET

As of March 31, 2026 and 2025, the Company has no balance of loan receivable, net.

On October 18, 2023, the Company (as the lender) entered into a loan agreement with a Hong Kong company (as the borrower), which is an independent third party of the Company, pursuant to which the Company agreed to provide a 1-year loan of HKD7,500,000 (equivalent to approximately $958,000) to the borrower for its current activities, with a fixed interest of HKD400,000 (equivalent to approximately $52,000) which is due in full upon repayment of the loan on the maturity date of October 17, 2024. As of March 31, 2024, the net carrying amount of the loan receivables was approximately $574,000, which included an interest receivable of approximately $26,000. The loan had been fully repaid and settled in July 2024.

Interest income for the loan receivables for the years ended March 31, 2026, 2025 and 2024 was approximately nil, $26,000 and $26,000, respectively.

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	410
Reversal	-	(410)
Ending balance	-	-